General administrative expenses and other net operating incomes (expenses)_Details of other operating incomes (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income [Abstract]
Gain on transaction of foreign exchange		₩ 1,227,561,000,000	₩ 3,391,095,000,000	₩ 4,791,772,000,000
Gain on disposal of loans and receivables	[1]	0	205,490,000,000	204,239,000,000
Gain related to derivatives (Designated to hedging)		35,810,000,000	122,000,000	130,000,000
Gain on fair value hedged items		42,797,000,000	53,532,000,000	99,302,000,000
Others	[2]	82,417,000,000	86,159,000,000	112,079,000,000
Total		1,388,585,000,000	3,736,398,000,000	5,207,522,000,000
Income for payment to other creditor financial institutions		₩ 29,316,000,000	₩ 29,336,000,000	₩ 74,700,000,000

[1]	Gain (loss) on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named 'Net gain related to financial assets at amortized cost' in accordance with the adoption of IFRS 9.
[2]	Other income includes income amounting to 74,700 million Won, 29,336 million Won and 29,316 million Won for the years ended December 31, 2016, 2017 and 2018, respectively, which are related to the Group's expected payments from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.